RISK MANAGEMENT - Trading book risk - Net position (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Financial liabilities	271,975,564	231,392,733
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	35,044,878	27,376,239
Financial liabilities	1,509,201	1,056,736
Net position	$ 33,535,677	$ 26,319,503